Property, Plant and Equipment, net (Tables)	12 Months Ended
Jan. 02, 2016
Summit Materials, LLC [Member]
Components of Property, Plant and Equipment

Property, plant and equipment, net consisted of the following as of January 2, 2016 and December 27, 2014:

	2015	2014
Land (mineral bearing) and asset retirement costs	$142,645	$129,957
Land (non-mineral bearing)	151,008	112,932
Buildings and improvements	133,043	86,702
Plants, machinery and equipment	860,085	622,466
Mobile equipment and barges	231,523	182,334
Office equipment	17,708	14,087
Truck and auto fleet	24,539	22,821
Landfill airspace and improvements	48,513	48,513
Construction in progress	26,447	8,445
Other	—	1,719

Property, plant and equipment	1,635,511	1,229,976
Less accumulated depreciation, depletion and amortization	(366,505)	(279,375)

Property, plant and equipment, net	$1,269,006	$950,601